Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,144,633
Proposed Maximum Offering Price per Unit	71.48
Maximum Aggregate Offering Price	$ 81,818,366.84
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,118.2
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also covers such additional securities to be offered or issued from time to time in connection with stock splits, stock dividends or similar transactions.
(b) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, based on the average of the high and low price reported on the Nasdaq Global Select Market for the registrant’s common stock on October 30, 2026.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,855,367
Maximum Aggregate Offering Price	$ 194,389,722.27
Carry Forward Form Type	S-3
Carry Forward File Number	333-275338
Carry Forward Initial Effective Date	Nov. 06, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 26,711.59
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, 3,855,367 shares of the registrant’s common stock included in this registration statement are unsold securities previously registered on the registrant’s registration statement on Form S-3 (Registration No. 333-275338) filed on November 6, 2023 (“Prior Registration Statement”). The registration fees previously paid in connection with such unsold shares will continue to be applied to such unsold securities pursuant to Rule 415(a)(6).